TRADING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2021		2020
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency Type	(Depreciation)	Total	(Depreciation)	Total
Australian dollar	$(300,849)	31.66%	$114,388	0.57%
Brazilian real	7,622	(0.80)	15,123	0.08
British pound	(1,307,664)	137.61	575,236	2.87
Canadian dollar	550,650	(57.95)	266,411	1.33
Euro	(415,465)	43.72	353,192	1.76
Hong Kong dollar	(27,229)	2.87	1,924,362	9.59
Japanese yen	(482,839)	50.81	(11,111)	(0.06)
Korean won	44,465	(4.68)	-	-
Malaysian ringgit	25,794	(2.71)	(3,157)	(0.02)
Norwegian krone	102,488	(10.79)	172,312	0.86
Polish zloty	140,693	(14.81)	35,226	0.18
Singapore dollar	26,670	(2.81)	14,315	0.07
South African rand	(176,140)	18.54	(3,522)	(0.02)
Swedish krona	541,628	(57.00)	(228,598)	(1.14)
Taiwan dollar	-	-	23,145	0.12
Thai baht	(2,765)	0.29	(5,437)	(0.03)
U.S. dollar	322,739	(33.95)	16,816,348	83.84

Total	$(950,202)	100.00%	$20,058,233	100.00%

Millburn Multi-Markets Trading L.P. [Member]
Schedule of fair value of futures and forward currency contracts

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Currencies	$11,463	$-	$13,106	$(10,721)	$13,848
Energies	2,020,956	(433,423)	343,300	(130,222)	1,800,611
Grains	288,920	(257,765)	241,782	(167,235)	105,702
Interest rates	616,220	(3,980,795)	203,333	(20,544)	(3,181,786)
Livestock	-	(18,210)	17,370	(200)	(1,040)
Metals	4,543,642	(182,931)	98,540	(4,020,019)	439,232
Softs	20,189	(73,295)	65,654	(53,088)	(40,540)
Stock indices	1,633,415	(887,110)	633,174	(480,444)	899,035

Total futures contracts	9,134,805	(5,833,529)	1,616,259	(4,882,473)	35,062

Forward currency contracts	9,261,243	(2,541,592)	2,604,920	(10,309,835)	(985,264)

Total futures and forward currency contracts	$18,396,048	$(8,375,121)	$4,221,179	$(15,192,308)	$(950,202)

Fair Value of Futures and Forward Currency Contracts at December 31, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$951,320	$(131,565)	$854,540	$(263,050)	$1,411,245
Grains	3,318,296	(300)	-	(347,625)	2,970,371
Interest rates	2,550,872	(463,081)	-	(25,918)	2,061,873
Livestock	-	-	1,910	(14,670)	(12,760)
Metals	7,202,141	(949,128)	737,287	(1,874,641)	5,115,659
Softs	346,947	(952)	2,090	(117,760)	230,325
Stock indices	5,173,445	(605,768)	795,375	(22,290)	5,340,762

Total futures contracts	19,543,021	(2,150,794)	2,391,202	(2,665,954)	17,117,475

Forward currency contracts	14,163,798	(2,977,096)	3,203,228	(11,449,172)	2,940,758

Total futures and forward currency contracts	$33,706,819	$(5,127,890)	$5,594,430	$(14,115,126)	$20,058,233

Schedule of trading gains (losses) of futures and forward currency contracts

Sector	2021	2020
Futures contracts:
Currencies	$234,235	$-
Energies	27,207,139	19,671,270
Grains	(1,072,446)	6,792,979
Interest rates	5,743,535	(31,940,798)
Livestock	(383,730)	1,908,210
Metals	1,136,660	3,326,401
Softs	(3,141,045)	(2,098,002)
Stock indices	45,821,278	(120,979,734)

Total futures contracts	75,545,626	(123,319,674)

Forward currency contracts	(23,501,806)	29,418,953

Total futures and forward currency contracts	$52,043,820	$(93,900,721)

Schedule of monthly average future and forward currency contracts

	2021	2020
Average bought	83,397	103,440
Average sold	85,320	100,852
Average notional	$9,858,000,000	$7,540,000,000

Schedule of offsetting Derivative Assets And Liabilities

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty J	$1,771,788	$(925,604)	$846,184
Counterparty L	7,082,484	(6,862,597)	219,887
Total futures contracts	8,854,272	(7,788,201)	1,066,071

Total assets	$8,854,272	$(7,788,201)	$1,066,071

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$2,927,801	$(1,896,792)	$1,031,009

Forward currency contracts
Counterparty G	$5,584,433	$(4,738,867)	$845,566
Counterparty K	7,266,994	(7,127,296)	139,698
Total forward contracts	12,851,427	(11,866,163)	985,264

Total liabilities	$15,779,228	$(13,762,955)	$2,016,273

	Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)
Counterparty J	$846,184	$-	$(846,184)	$-
Counterparty L	219,887	-	(219,887)	-

Total	$1,066,071	$-	$(1,066,071)	$-

	Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)
Counterparty C	$1,031,009	$-	$1,031,009	$-
Counterparty G	845,566	-	845,566	-
Counterparty K	139,698	-	139,698	-

Total	$2,016,273	$-	$2,016,273	$-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2021.
(4)	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2021.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2020

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$7,424,604	$(845,191)	$6,579,413
Counterparty J	2,079,575	(195,917)	1,883,658
Counterparty L	12,430,044	(3,775,640)	8,654,404
Total futures contracts	21,934,223	(4,816,748)	17,117,475

Forward currency contracts
Counterparty G	8,394,326	(5,328,316)	3,066,010

Total assets	$30,328,549	$(10,145,064)	$20,183,485

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty K	$9,097,952	$(8,972,700)	$125,252

Total liabilities	$9,097,952	$(8,972,700)	$125,252

	Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)
Counterparty K	$125,252	-	$(125,252)	-

Total	$125,252	$-	$(125,252)	-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2020.
(4)	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2020.